CAMPBELL ADVANTAGE FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS — 63.2%
U.S. TREASURY OBLIGATIONS — 63.2%
United States Treasury Bill	0.050%	07/15/21	$350	$349,998
United States Treasury Bill	0.003%	07/20/21	600	600,000
United States Treasury Bill	0.020%	08/12/21	920	919,984
United States Treasury Bill	0.021%	09/02/21	1,050	1,049,980
United States Treasury Bill	0.015%	10/14/21	1,000	999,953
United States Treasury Bill	0.014%	11/12/21	1,100	1,099,925
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,019,754)				5,019,840
			NUMBER OF SHARES (000's)
MONEY MARKET DEPOSIT ACCOUNT — 7.8%
U.S. Bank Money Market Deposit Account, 0.01%(a)			619	619,393
TOTAL MONEY MARKET DEPOSIT ACCOUNT INVESTMENTS				619,393
(Cost $619,393)

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,639,147)				5,639,233
TOTAL INVESTMENTS —71.0%
(Cost $5,639,147)				5,639,233

OTHER ASSETS IN EXCESS OF LIABILITIES — 29.0%				2,306,448
NET ASSETS — 100.0%				$7,945,681

*	Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.
(a) - The rate shown is as of May 31, 2021.

The accompanying notes are an integral part of the consolidated financial statements.

CAMPBELL ADVANTAGE FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

Futures contracts outstanding as of May 31, 2021 were as follows:

				VALUE AND
				UNREALIZED
LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	APPRECIATION/ (DEPRECIATION)
90-DAY Bank Bill	Jun-22	33	$25,430,144	$2,338
90-Day Euro	Sep-22	87	21,691,275	686
Australian 3-Year Bond	Jun-21	57	5,153,128	1,632
Brent Crude	Sep-21	5	341,700	3,301
Coffee	Jul-21	5	304,406	38,760
Corn	Jul-21	9	295,538	42,374
Cotton No.2	Jul-21	2	82,120	(2,466)
Gasoline RBOB	Jul-21	5	448,749	4,784
Gold 100 Oz	Aug-21	2	381,060	5,995
London Metals Exchange Aluminum	Jun-21	25	1,541,725	202,127
London Metals Exchange Aluminum	Sep-21	13	808,356	(13,954)
London Metals Exchange Copper	Jun-21	7	1,793,881	289,794
London Metals Exchange Copper	Sep-21	2	513,187	(14,903)
London Metals Exchange Nickel	Jun-21	8	867,984	(1,105)
London Metals Exchange Nickel	Sep-21	2	217,446	756
London Metals Exchange Zinc	Jun-21	8	608,910	60,645
London Metals Exchange Zinc	Sep-21	5	383,031	8,049
Low Sulphur Gasoil G Futures	Jul-21	6	340,350	7,415
MSCI Singapore Exchange ETS	Jun-21	1	27,335	245
Nikkie 225 (Osaka Securities Exchange)	Jun-21	1	132,494	(2,163)
Palladium	Sep-21	1	283,010	(4,282)
Platinum	Jul-21	2	118,240	(2,415)
SGX Nifty 50	Jun-21	4	123,940	2,149
Silver	Jul-21	2	280,140	7,950
Soybean	Jul-21	6	459,150	20,320
SPI 200 Index	Jun-21	1	138,280	7,553
Sugar No. 11 (World)	Jul-21	14	272,205	17,867
U.S. Treasury 2-Year Notes	Sep-21	46	10,153,781	2,415
Wheat	Jul-21	2	66,350	(7,443)
WTI Crude	Jul-21	4	265,280	5,730
				$684,154

				VALUE AND
				UNREALIZED
SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	APPRECIATION/ (DEPRECIATION)
10 Year Mini Japanese Government Bond	Jun-21	3	$(413,721)	$(932)
3-Month Euro Euribor	Jun-22	59	(18,077,760)	(1,423)
90-Day Sterling	Jun-22	51	(9,023,070)	(811)
Amsterdam Index	Jun-21	2	(347,642)	218
Australian 10-Year Bond	Jun-21	9	(972,536)	(10,810)
CAC40 10 Euro	Jun-21	6	(473,501)	(3,268)
Canadian 10-Year Bond	Sep-21	14	(1,671,702)	(5,130)
Cocoa	Jul-21	1	(24,120)	(53)
DAX Index	Jun-21	1	(510,239)	(38,922)
DJIA Mini E-CBOT	Jun-21	3	(517,695)	(6,331)
Euro BUXL 30-Year Bond Futures	Jun-21	4	(980,342)	1,288
Euro Stoxx 50	Jun-21	8	(396,664)	(14,547)
Euro-Bobl	Jun-21	13	(2,136,018)	(5,089)
Euro-Bund	Jun-21	7	(1,450,637)	(7,557)
Euro-Oat	Jun-21	7	(1,369,372)	(9,996)
Euro-Schatz	Jun-21	97	(13,253,457)	287
FTSE 100 Index	Jun-21	2	(199,347)	(1,479)
FTSE/MIB Index	Jun-21	1	(153,456)	(7,210)
IBEX 35 Index	Jun-21	2	(224,311)	119
Live Cattle	Aug-21	4	(189,760)	1,578
London Metals Exchange Aluminum	Jun-21	25	(1,541,725)	(60,377)
London Metals Exchange Aluminum	Sep-21	7	(435,269)	(11,137)
London Metals Exchange Copper	Jun-21	7	(1,793,881)	(58,337)
London Metals Exchange Nickel	Jun-21	8	(867,984)	(32,545)
London Metals Exchange Nickel	Sep-21	1	(108,723)	(7,611)
London Metals Exchange Zinc	Jun-21	8	(608,910)	(30,000)
London Metals Exchange Zinc	Sep-21	1	(76,606)	(1,922)
Long Gilt	Sep-21	8	(1,444,689)	(1,217)
Nasdaq 100 E-Mini	Jun-21	1	(282,725)	(8,202)
OMX Stockholm 30 Index	Jun-21	9	(244,938)	(1,756)
Russell 2000 E-Mini	Jun-21	2	(226,860)	1,256
S&P 500 E-Mini	Jun-21	3	(630,360)	(19,654)
S&P Mid 400 E-Mini	Jun-21	1	(272,670)	1,088
S&P/TSX 60 Index	Jun-21	2	(393,295)	(12,355)
U.S. Treasury 10-Year Notes	Sep-21	10	(1,319,375)	(2,204)
U.S. Treasury 5-Year Notes	Sep-21	7	(866,961)	(1,214)
U.S. Treasury Long Bond (Chicago Board of Trade)	Sep-21	7	(1,095,719)	(1,278)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Sep-21	4	(741,000)	(1,757)
Total Futures Contracts				$(359,290)
				$324,864

The accompanying notes are an integral part of the consolidated financial statements.

CAMPBELL ADVANTAGE FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

Forward foreign currency contracts outstanding as of May 31, 2021 were as follows:

						UNREALIZED
				EXPIRATION		APPRECIATION/
CURRENCY PURCHASED		CURRENCY SOLD		DATE	COUNTERPARTY	(DEPRECIATION)
AUD	3,500,000	USD	2,725,139	Jun 16 2021	NatWest	$(26,768)
CAD	8,250,000	USD	6,633,580	Jun 16 2021	NatWest	195,419
CHF	2,500,000	USD	2,738,331	Jun 16 2021	NatWest	42,349
EUR	4,550,000	USD	5,480,339	Jun 16 2021	NatWest	70,188
GBP	3,850,000	USD	5,387,162	Jun 16 2021	NatWest	76,683
JPY	510,000,000	USD	4,681,280	Jun 16 2021	NatWest	(37,275)
NOK	17,550,000	USD	2,065,683	Jun 16 2021	NatWest	32,932
NZD	4,750,000	USD	3,435,876	Jun 16 2021	NatWest	4,888
SEK	31,500,000	USD	3,732,005	Jun 16 2021	NatWest	61,853
USD	1,541,301	AUD	2,000,000	Jun 16 2021	NatWest	(625)
USD	2,155,221	CAD	2,700,000	Jun 16 2021	NatWest	(79,725)
USD	1,558,417	CHF	1,450,000	Jun 16 2021	NatWest	(54,378)
USD	3,448,564	EUR	2,900,000	Jun 16 2021	NatWest	(89,134)
USD	2,413,511	GBP	1,750,000	Jun 16 2021	NatWest	(70,055)
USD	7,572,658	JPY	823,500,000	Jun 16 2021	NatWest	73,956
USD	1,161,814	NOK	9,750,000	Jun 16 2021	NatWest	(4,083)
USD	2,130,932	NZD	3,000,000	Jun 16 2021	NatWest	(42,181)
USD	2,395,712	SEK	20,550,000	Jun 16 2021	NatWest	(79,329)
Total Forward Foreign Currency Contracts						$74,715

AUD	Australian Dollar		JPY	Japanese Yen
CAD	Canadian Dollar		NatWest	National Westminster Bank
CHF	Swiss Franc		NOK	Norwegian Krone
EUR	Euro		NZD	New Zealand Dollar
GBP	British Pound		SEK	Swedish Krona
			USD	United States Dollar

The accompanying notes are an integral part of the consolidated financial statements.

CAMPBELL ADVANTAGE FUND
NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Adviser’s Campbell Advantage Program will be achieved by the Fund investing up to 25% of its total assets in the Campbell Advantage Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary for the Fund organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $1,103,565, which represented 13.89% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.

• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$5,639,233	$5,639,233	$-	$-
Commodity Contracts
Futures Contracts	717,445	717,445	-	-
Equity Contracts
Futures Contracts	12,628	12,628	-	-
Interest Rate Contracts
Futures Contracts	8,645	8,645	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	558,268	-	558,268	-
Total Assets	$6,936,219	$6,377,951	$558,268	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	(248,550)	(248,550)	-	-
Equity Contracts
Futures Contracts	(115,886)	(115,886)	-	-
Interest Rate Contracts
Futures Contracts	(49,418)	(49,418)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(483,553)	-	(483,553)	-
Total Liabilities	$(897,407)	$(413,854)	$(483,553)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2021, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.